STOCKHOLDERS' EQUITY (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity (Deficit)
Schedule of Preferred Stock outstanding

Description	Amount

Series A Preferred, $0.001 par value per share, 500,000 shares designated,
269,608 shares issued and outstanding, liquidation preference of $975,000
plus cumulative dividends of $265,668	1,240,668
Series B Preferred, $0.001 par value per share, 500,000 shares designated,
131,347 shares issued and outstanding, liquidation preference of $380,000
plus cumulative dividends of $54,769	434,769
Series C Preferred, $0.001 par value per share, 5,000,000 shares designated,
1,415,334 shares issued and outstanding, liquidation preference of $9,058,114
plus imputed dividends of $376,443	4,905,512

Total cumulative convertible preferred stock	$6,580,949

Schedule of outstanding common stock warrants

				Total		Weighted
				Warrants	Total	Average
	Date		Strike	Outstanding	Exercise	Exercise
	Issued	Expiration	Price	and Exercisable	Price	Price

Senior Subordinated Notes	12/01/09	12/17/14	$3.62	138,260	$500,000	$-
Senior Subordinated Notes	12/01/09	12/17/14	4.34	138,260	600,000	-

				276,520	$1,100,000	$3.98